Derivatives and Fair Value Measurements Fair value transfer timing policy (Policies)	3 Months Ended
Mar. 31, 2015
Fair value transfer policy [Abstract]
Fair value transfer policy [Policy Text Block]	The Company’s policy is to value transfers between levels using the beginning of period valuation.